Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Pension and Retirement Expenses
Our pension and retirement expenses for all employees for the years ended December 31, 2021, 2020 and 2019 were:

Year ended December 31 (€, in millions)	2019	2020	2021
Pension plan based on multi-employer union plan	96.6	126.8	161.7
Pension plans based on defined contribution & other plans	55.9	55.8	67.5
Pension and retirement expenses	152.5	182.6	229.2